Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue
Note 4: Revenue

	For the 3 months ended 30 June 2025 USD’000	For the 3 months ended 30 June 2024 USD’000	For the 6 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2024 USD’000
Hafnia Vessels and TC Vessels
Revenue from voyage charter[1]	307,055	545,846	611,858	1,025,759
Revenue from time charter	39,509	17,252	75,049	59,131
Total revenue	346,564	563,098	686,907	1,084,890

The Group’s revenue is generated from the following operating segments: LR2 Product Tankers, LR1 Product Tankers, MR Product Tankers (inclusive of IMO II vessels) and Handy Product Tankers (inclusive of IMO II vessels).

Disaggregation of revenue by operating segments is presented in Note 12.